Share-Based Compensation (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2023 shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares
Share-Based Compensation [Line Items]
Granted subsidiary’s shares		¥ 3,011	$ 431		¥ (495)
Unrecognized employee share-based compensation expenses | $
Options term		10 years	10 years
General and administrative expenses [Member]
Share-Based Compensation [Line Items]
Allocated share based compensation | ¥		¥ 3,011
Employees [Member]
Share-Based Compensation [Line Items]
Number of options, Granted
2019 Plan [Member] | Non-employees [Member]
Share-Based Compensation [Line Items]
Number of options, Granted	1,644,576				1,644,576